Schedule of Maturities of Noncancellable Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Leases
2024	$ 48
2025	2
Total future minimum lease payments	50
Less imputed interest:	(11)
Present value of operating lease liabilities	$ 39	$ 170